Material Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of initial application of standards or interpretations [line items]
Annual inflation rate	30.89%
Amendments to IAS 21- Lack of Exchangeability
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2025
Amendments To The SASB Standards To Enhance Their International Applicability
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2025
Base Scenario
Disclosure of initial application of standards or interpretations [line items]
Percentage of scenario assigned weight	53.00%	53.00%
Optimistic Scenario
Disclosure of initial application of standards or interpretations [line items]
Percentage of scenario assigned weight	18.00%	18.00%
Pessimistic Scenario
Disclosure of initial application of standards or interpretations [line items]
Percentage of scenario assigned weight	29.00%	29.00%
Minimum
Disclosure of initial application of standards or interpretations [line items]
Percentage of estimated useful lives of intangible assets	7.00%
Restructured impaired loans recognized period	1 year
Maximum
Disclosure of initial application of standards or interpretations [line items]
Percentage of estimated useful lives of intangible assets	33.30%
Buildings and Construction
Disclosure of initial application of standards or interpretations [line items]
Percentage of depreciation per annum	2.00%
Furniture and Computers and Intangible Assets | Minimum
Disclosure of initial application of standards or interpretations [line items]
Percentage of depreciation per annum	7.00%
Furniture and Computers and Intangible Assets | Maximum
Disclosure of initial application of standards or interpretations [line items]
Percentage of depreciation per annum	50.00%